UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS Global Growth Fund
	Shares	Value ($)
Common Stocks 96.4%
Austria 0.4%
ams AG (Cost $4,218,980)	33,177	3,195,330
Belgium 0.5%
Anheuser-Busch InBev NV (Cost $4,951,530)	50,000	4,608,987
Bermuda 0.7%
Lazard Ltd. "A" (a) (Cost $4,403,186)	167,555	5,676,763
Canada 2.9%
Brookfield Asset Management, Inc. "A"	230,000	8,110,731
Canadian Pacific Railway Ltd.	60,000	7,977,236
Goldcorp, Inc. (a)	130,000	3,784,300
SunOpta, Inc.*	583,878	4,565,926

(Cost $25,118,784)		24,438,193
China 0.6%
Minth Group Ltd. (Cost $4,529,548)	3,126,018	5,357,197
Cyprus 0.5%
Prosafe SE (Cost $4,320,065)	446,530	4,160,164
Denmark 0.6%
GN Store Nord AS (Cost $4,405,816)	266,301	5,106,927
Finland 0.3%
Stora Enso Oyj "R" (Cost $2,538,066)	370,000	2,669,379
France 2.7%
Edenred (a)	130,000	4,113,531
Etablissements Maurel et Prom	125,000	2,145,128
JC Decaux SA (a)	151,788	3,937,572
LVMH Moet Hennessy Louis Vuitton SA	25,000	4,346,464
Pernod-Ricard SA	70,000	8,406,027

(Cost $23,634,014)		22,948,722
Germany 3.8%
BASF SE	51,000	4,983,387
Fresenius Medical Care AG & Co. KGaA	115,000	7,821,662
Gerresheimer AG	61,835	3,716,247
SAP AG (a)	55,000	4,189,132
Stada Arzneimittel AG	90,000	3,944,998
United Internet AG (Registered) (a)	246,354	7,006,334

(Cost $29,791,350)		31,661,760
Hong Kong 1.8%
K Wah International Holdings Ltd.	10,937,000	5,540,627
REXLot Holdings Ltd.	62,283,292	4,797,176
Techtronic Industries Co.	1,815,719	4,584,102

(Cost $16,013,054)		14,921,905
Indonesia 2.0%
PT Arwana Citramulia Tbk	6,953,774	2,411,530
PT Ciputra Property Tbk	26,322,022	3,934,063
PT Gudang Garam Tbk	800,000	4,359,417
PT Indofood CBP Sukses Makmur Tbk	4,500,000	6,021,820

(Cost $13,160,748)		16,726,830
Ireland 3.1%
C&C Group PLC (b)	733,417	4,338,451
Experian PLC	250,000	4,590,602
Paddy Power PLC (b)	69,403	5,843,045
Ryanair Holdings PLC (ADR)	122,881	6,001,508
Shire PLC	170,000	5,589,307
(Cost $25,177,780)		26,362,913
Italy 1.2%
Prysmian SpA	209,506	4,444,209
Saipem SpA	100,000	2,653,946
Unipol Gruppo Finanziario SpA	830,000	2,825,885

(Cost $9,663,814)		9,924,040
Japan 4.5%
Ai Holdings Corp.	253,268	2,414,602
Avex Group Holdings, Inc.	162,013	4,950,590
Hajime Construction Co., Ltd. (a)	93,338	5,200,143
Kusuri No Aoki Co., Ltd.	64,961	4,039,573
MISUMI Group, Inc.	100,286	2,585,808
Nippon Seiki Co., Ltd.	358,906	4,800,502
OSG Corp.	129,879	1,904,900
Sumikin Bussan Corp.	690,559	2,029,321
United Arrows Ltd.	163,091	6,008,556
Universal Entertainment Corp.	216,396	3,921,891

(Cost $33,551,511)		37,855,886
Korea 0.6%
Hyundai Motor Co. (Cost $4,850,483)	25,000	4,664,212
Luxembourg 0.4%
Millicom International Cellular SA (SDR) (Cost $3,487,969)	41,000	3,283,667
Malaysia 1.3%
Hartalega Holdings Bhd.	2,939,000	5,214,358
IHH Healthcare Bhd.*	3,400,000	4,378,455
Tune Ins Holdings Bhd.*	2,526,818	1,765,923

(Cost $10,051,792)		11,358,736
Mexico 1.1%
Empresas ICA SAB de CV*	350,000	630,524
Fomento Economico Mexicano SAB de CV (ADR) (a)	62,000	6,732,580
Grupo Aeroportuario del Sureste SAB de CV (ADR) (a)	17,000	2,037,450

(Cost $9,862,731)		9,400,554
Netherlands 2.9%
ASML Holding NV	67,000	5,524,563
Brunel International NV	89,067	3,904,042
Chicago Bridge & Iron Co. NV (c)	82,857	5,244,848
Koninklijke Vopak NV	69,718	4,175,158
SBM Offshore NV*	316,385	5,736,404

(Cost $23,285,805)		24,585,015
Norway 0.3%
DNO International ASA* (Cost $2,168,884)	1,200,000	2,141,150
Panama 0.5%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $4,219,154)	178,461	4,092,111
Philippines 1.8%
Alliance Global Group, Inc.	10,026,634	5,685,621
GT Capital Holdings, Inc.	233,696	4,138,459
House of Investments, Inc.	2,679,916	565,391
Metropolitan Bank & Trust	1,500,000	4,468,663

(Cost $14,200,342)		14,858,134
Russia 0.6%
Sberbank of Russia (ADR)* (Cost $5,633,883)	400,000	4,896,000
Singapore 1.4%
ARA Asset Management Ltd.	2,022,992	3,120,477
Lian Beng Group Ltd.	11,590,810	4,752,365
Yongnam Holdings Ltd.	13,326,438	3,583,583

(Cost $9,830,842)		11,456,425
Spain 0.2%
Mapfre SA (Cost $1,291,508)	400,000	1,417,822
Sweden 2.9%
Meda AB "A"	300,000	3,839,400
Svenska Cellulosa AB "B"	200,000	4,968,641
Swedish Match AB	195,000	6,712,593
Telefonaktiebolaget LM Ericsson "B"	365,000	4,268,963
Volvo AB "B"	300,000	4,376,701

(Cost $24,460,439)		24,166,298
Switzerland 2.6%
Dufry AG (Registered)*	44,022	5,975,719
Nestle SA (Registered)	80,000	5,278,950
Novartis AG (Registered)	40,000	2,866,229
OC Oerlikon Corp. AG (Registered)*	192,691	2,316,892
Pentair Ltd. (Registered) (c)	90,000	5,241,600

(Cost $21,420,073)		21,679,390
Thailand 0.3%
Malee Sampran Factory PCL (Foreign Registered) (Cost $3,371,741)	1,399,200	2,576,562
Turkey 0.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT) (a)	1,400,000	2,173,883
Turkiye Halk Bankasi AS	380,000	4,041,569

(Cost $5,999,156)		6,215,452
United Kingdom 7.9%
Aveva Group PLC	140,000	5,130,024
Babcock International Group PLC	362,656	6,364,867
BP PLC	980,000	7,014,671
Burberry Group PLC	151,082	3,292,894
Crest Nicholson Holdings PLC*	461,822	2,440,772
Domino's Pizza Group PLC	472,542	5,065,646
Filtrona PLC	323,106	3,413,395
Hargreaves Lansdown PLC	292,890	4,245,214
HellermannTyton Group PLC*	1,033,712	3,738,078
IG Group Holdings PLC	555,733	4,866,569
Intertek Group PLC	150,000	7,308,492
John Wood Group PLC	335,958	4,346,348
Rio Tinto PLC	1	43
Rotork PLC	99,364	4,271,686
Spirax-Sarco Engineering PLC	115,013	4,934,646

(Cost $60,458,733)		66,433,345
United States 45.3%
Advance Auto Parts, Inc.	41,448	3,378,841
AECOM Technology Corp.*	113,167	3,484,412
Affiliated Managers Group, Inc.*	29,343	4,812,252
Agilent Technologies, Inc.	50,000	2,272,500
Allergan, Inc.	55,000	5,471,950
Alliance Data Systems Corp.* (a)	48,000	8,500,320
Altra Holdings, Inc.	87,273	2,514,335
Amphenol Corp. "A"	91,000	7,088,900
Applied Industrial Technologies, Inc.	73,334	3,525,165
BE Aerospace, Inc.*	80,249	5,090,997
Beam, Inc.	114,000	7,391,760
Becton, Dickinson & Co.	25,000	2,465,500
Blount International, Inc.* (a)	181,852	2,440,454
BorgWarner, Inc.*	57,344	4,648,878
Bristol-Myers Squibb Co.	110,000	5,061,100
Cadence Design Systems, Inc.* (a)	100,000	1,513,000
Cardtronics, Inc.*	118,930	3,393,073
Catamaran Corp.*	83,476	4,108,689
CBRE Group, Inc. "A"*	250,000	5,795,000
Cerner Corp.*	39,000	3,832,920
Citrix Systems, Inc.*	50,000	3,217,500
Colfax Corp.*	105,000	5,239,500
Danaher Corp.	100,000	6,182,000
Deckers Outdoor Corp.* (a)	48,155	2,584,960
DFC Global Corp.*	312,246	4,652,465
DIRECTV*	75,000	4,584,750
Dresser-Rand Group, Inc.*	70,808	4,290,965
Dril-Quip, Inc.*	39,372	3,561,197
eBay, Inc.*	35,000	1,893,500
Encore Capital Group, Inc.*	60,201	2,147,370
ExamWorks Group, Inc.* (a)	146,389	2,731,619
Exelis, Inc.	122,000	1,482,300
Exxon Mobil Corp.	47,000	4,252,090
FMC Technologies, Inc.* (a)	80,000	4,452,800
General Electric Co.	210,000	4,897,200
Google, Inc. "A"*	5,000	4,352,050
Green Mountain Coffee Roasters, Inc.* (a)	78,145	5,714,744
Hain Celestial Group, Inc.* (a)	53,881	3,589,552
HeartWare International, Inc.*	49,469	4,515,036
Hi-Tech Pharmacal Co., Inc. (a)	154,623	4,941,751
Jack in the Box, Inc.*	59,264	2,162,543
Jarden Corp.*	106,987	4,983,454
JPMorgan Chase & Co.	160,000	8,734,400
L Brands, Inc.	115,000	5,751,150
Las Vegas Sands Corp.	98,000	5,674,200
Leucadia National Corp.	167,188	5,246,359
Manitowoc Co., Inc. (a)	253,867	5,333,746
MasterCard, Inc. "A"	14,000	7,983,500
McDonald's Corp. (a)	60,000	5,794,200
MICROS Systems, Inc.* (a)	94,822	4,001,488
Microsoft Corp.	160,000	5,580,800
Middleby Corp.*	28,839	4,714,888
Monster Beverage Corp.*	80,000	4,367,200
Noble Energy, Inc.	70,000	4,035,500
Oasis Petroleum, Inc.* (a)	80,881	3,005,538
Ocwen Financial Corp.*	128,739	5,507,454
Oil States International, Inc.*	27,508	2,709,538
Onyx Pharmaceuticals, Inc.*	20,000	1,909,000
Pacira Pharmaceuticals, Inc.*	242,862	7,115,857
Pall Corp.	70,000	4,774,000
Pfizer, Inc.	180,000	4,901,400
Polaris Industries, Inc.	50,700	4,842,357
Praxair, Inc.	66,000	7,545,780
Precision Castparts Corp.	25,000	5,348,000
PTC, Inc.*	90,604	2,275,066
Roadrunner Transportation Systems, Inc.*	145,858	4,040,267
Rosetta Resources, Inc.*	41,568	1,947,876
Schlumberger Ltd.	90,000	6,572,700
Sears Hometown & Outlet Stores, Inc.*	90,248	5,019,594
Signature Bank* (a)	34,192	2,638,939
Stericycle, Inc.*	22,197	2,436,343
Tenneco, Inc.*	87,132	3,865,176
Teradata Corp.*	60,000	3,345,000
The Bancorp., Inc.*	66,892	961,238
Thermon Group Holdings, Inc.* (a)	194,099	3,837,337
Thoratec Corp.*	117,574	3,664,782
TIBCO Software, Inc.*	140,436	2,995,500
TiVo, Inc.* (a)	165,029	2,135,475
Tractor Supply Co.	25,000	2,799,500
Tristate Capital Holdings, Inc.* (a)	177,386	2,451,475
United Rentals, Inc.* (a)	80,641	4,583,634
United Technologies Corp.	75,000	7,117,500
Urban Outfitters, Inc.*	90,552	3,796,845
VeriFone Systems, Inc.*	91,667	2,138,591
WABCO Holdings, Inc.*	63,655	4,800,860
Waddell & Reed Financial, Inc. "A"	104,941	4,831,484
WageWorks, Inc.*	80,451	2,330,665
Western Digital Corp.	122,393	7,749,925
Zions Bancorp. (a)	178,018	4,993,405

(Cost $354,353,314)		381,424,924

Total Common Stocks (Cost $764,425,095)		810,264,793
Participatory Notes 1.5%
India 0.9%
Housing Development Finance Corp., Ltd.(issuer Merrill Lynch International), Expiration Date 8/19/2015* (Cost $7,263,403)	475,000	7,485,549
Nigeria 0.6%
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015* (Cost $5,173,387)	38,000,000	5,332,502

Total Participatory Notes (Cost $12,436,790)		12,818,051

	Principal Amount ($)	Value ($)

Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,816,229

	Shares	Value ($)

Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 0.12% (d) (e) (Cost $80,897,072)	80,897,072	80,897,072
Cash Equivalents 2.5%
Central Cash Management Fund, 0.07% (d) (Cost $21,317,273)	21,317,273	21,317,273

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $879,076,230) †	110.2	927,113,418
Other Assets and Liabilities, Net	(10.2)	(86,059,280)

Net Assets	100.0	841,054,138

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $882,395,978.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $44,717,440.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $70,037,685 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,320,245.

(a)	All or a portion of these securities were on loan. The value of securities loaned at May 31, 2013 amounted to $76,955,328 which is 9.2% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipt

At May 31, 2013 the DWS Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Participatory Note & Other Investments
Industrials	188,798,801	22.9%
Consumer Discretionary	135,638,320	16.4%
Financials	130,904,651	15.9%
Information Technology	99,892,636	12.1%
Health Care	95,469,687	11.6%
Consumer Staples	83,672,783	10.2%
Energy	63,026,015	7.6%
Materials	24,212,513	2.9%
Telecommunication Services	3,283,667	0.4%
Total	824,899,073	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of M ay 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and Preferred Stocks (f)				$
Austria	—	3,195,330	—	3,195,330
Belgium	—	4,608,987	—	4,608,987
Bermuda	5,676,763	—	—	5,676,763
Canada	24,438,193	—	—	24,438,193
China	—	5,357,197	—	5,357,197
Cyprus	—	4,160,164	—	4,160,164
Denmark	—	5,106,927	—	5,106,927
Finland	—	2,669,379	—	2,669,379
France	—	22,948,722	—	22,948,722
Germany	—	31,661,760	—	31,661,760
Hong Kong	—	14,921,905	—	14,921,905
Indonesia	—	16,726,830	—	16,726,830
Ireland	6,001,508	20,361,405	—	26,362,913
Italy	—	9,924,040	—	9,924,040
Japan	—	37,855,886	—	37,855,886
Korea	—	4,664,212	—	4,664,212
Luxembourg	—	3,283,667	—	3,283,667
Malaysia	—	11,358,736	—	11,358,736
Mexico	9,400,554	—	—	9,400,554
Netherlands	5,244,848	19,340,167	—	24,585,015
Norway	—	2,141,150	—	2,141,150
Panama	4,092,111	—	—	4,092,111
Philippines	—	14,858,134	—	14,858,134
Russia	4,896,000	—	—	4,896,000
Singapore	—	11,456,425	—	11,456,425
Spain	—	1,417,822	—	1,417,822
Sweden	—	24,166,298	—	24,166,298
Switzerland	5,241,600	16,437,790	—	21,679,390
Thailand	—	2,576,562	—	2,576,562
Turkey	—	4,041,569	2,173,883	6,215,452
United Kingdom	—	66,433,345	—	66,433,345
United States	381,424,924	—	—	381,424,924
Participatory Notes (f)	—	12,818,051	—	12,818,051
Other Investments	1,816,229	—	—	1,816,229
Short-Term Investments (f)	102,214,345	—	—	102,214,345

Total	$550,447,075	$374,492,460	$2,173,883	$927,113,418

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013